Due from Financial Institutions Measured at Amortized Cost	12 Months Ended
Dec. 31, 2022
Due From Financial Institution [Abstract]
Due from Financial Institutions Measured at Amortized Cost
7. Due from Financial Institutions Measured at Amortized Cost
7.1 Details of due from financial institutions as of December 31, 2021 and 2022, are as follows:

		Financial institutions	Interest rate (%) as of December 31, 2022	December 31, 2021		December 31, 2022
				(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	—	￦	15,317,033	￦	15,169,704
	Due from banks	Hana Bank and others	0.00 ~ 6.00		3,390,521		3,606,033
	Due from others	NH Investment & Securities Co., Ltd. and others	0.00 ~ 3.48		686,236		1,298,879

					19,393,790		20,074,616

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	The Bank of Korea and others	0.00 ~ 4.00		6,329,310		5,669,702
	Time deposits in foreign currencies	Industrial and Commercial Bank of China and others	0.00 ~ 6.80		587,782		587,218
	Due from others	Societe Generale (Paris) and others	0.00 ~ 8.00		2,054,474		3,171,975

					8,971,566		9,428,895

				￦	28,365,356	￦	29,503,511

*	Before netting of allowance
7.2 Details of restricted due from financial institutions as of December 31, 2021 and 2022, are as follows:

		Financial institutions	December 31, 2021		December 31, 2022		Reasons of restriction
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	15,317,033	￦	15,169,704	Bank of Korea Act
	Due from banks	Shinhan Bank and others		803,445		522,306	Net settlement and others
	Due from others	NH Investment & Securities Co., Ltd. and others		528,642		1,029,631	Derivatives margin account and others

				16,649,120		16,721,641

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank of Indonesia and others		2,262,610		2,350,933	Indonesian law and others
	Time deposits in foreign currencies	Agricultural Bank of China and others		68,588		72,437	Bank Act of the State of New York and others
	Due from others	Societe Generale (Paris) and others		1,774,388		2,092,656	Derivatives margin account and others

				4,105,586		4,516,026

			￦	20,754,706	￦	21,237,667

*	Before netting of allowance

7.3 Changes in allowances for credit losses of due from financial institutions for the years ended December 31, 2021 and 2022, are as follows:

	2021
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired

	(In millions of Korean won)
Beginning	￦	2,947	￦	34	￦	282
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Reversal of credit losses		(51)		(35)		(282)
Others		73		1		—

Ending	￦	2,969	￦	—	￦	—

	202 2
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired

	(In millions of Korean won)
Beginning	￦	2,969	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Reversal of credit losses		(392)		—		—
Others		166		—		—

Ending	￦	2,743	￦	—	￦	—